Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,860,000.00
Previously Paid Amount	0.00
Total Fee Amount	671.17
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 671.17
Narrative - Max Aggregate Offering Price	$ 4,860,000.00
Final Prospectus	true